SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Goodwill (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Goodwill disclosures
Number of reporting Unit	1
Number of reportable segment	1
Goodwill impairment recognized | $	$ 0	$ 0